Leases - (Lessor) Aggregate Net Investment Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Total Lease Receivable	$ 43	$ 0
Other current assets	4	0
Long-term Portion Included in Other Long-term Assets (Note 12)	$ 39	$ 0